Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000248158 [Member]
Shareholder Report [Line Items]
Fund Name	Keating Active ETF
Class Name	Keating Active ETF
Trading Symbol	KEAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Keating Active ETF (the “Fund”) for the period of February 1, 2026 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://etfkeatinginvestment.com. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://etfkeatinginvestment.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://etfkeatinginvestment.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 119,255,122
Holdings Count | holding	30
Advisory Fees Paid, Amount	$ 495,344
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$119,255,122	Fund Advisory Fees	$495,344
# of Portfolio Holdings	30	Fees Waived and/or Expenses Reimbursed	$(5,827)
Portfolio Turnover Rate*	7%	Net Fund Advisory Fees Paid	$489,517
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Fixed Income ETF	30.0%
Energy	22.1%
Consumer Staples	16.6%
Materials	12.8%
Communication Services	10.5%
Health Care	3.7%
Industrials	3.5%
Real Estate	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares 0-5 Year TIPS Bond ETF	30.0%
Oceaneering International, Inc.	5.5%
Barrick Mining Corp.	4.5%
Vodafone Group PLC - ADR	4.4%
Equinor ASA - ADR	4.4%
Agnico Eagle Mines Ltd.	4.1%
J. Sainsbury PLC - ADR	4.0%
GSK PLC - ADR	3.7%
Talos Energy, Inc.	3.6%
Verizon Communications, Inc.	3.5%